9. EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Net loss per common share
9. EARNINGS PER SHARE

          The following table represents a reconciliation of basic and diluted earnings per share:

	2013	2012

Net loss used in the computation of basic and diluted earnings per share	$(20,706,448)	$(478,170)

Weighted average shares outstanding - basic	42,871,414	32,500,000
Common stock equivalents	-	-
Total weighted average shares outstanding - diluted	42,871,414	32,500,000

Per Share Data:
Basic
Net earnings	$(0.48)	$(0.01)
Diluted
Net earnings	$(0.48)	$(0.01)

For the periods where the Company reported losses, all common stock equivalents are excluded from the computation of diluted earnings per share, since the result would be antidilutive. Securities, that were not included in the calculation of diluted earnings per share because to do so would have been antidilutive for the periods presented, are as follows:

	Years Ended December 31
	2013	2012
Stock options	7,269,656	-
Warrants	775,430	-
Convertible debt	1,700,000	-
Total antidilutive common stock equivalents
excluded from dilutive earnings per share	9,745,086	-